Earning Per Share - Earning Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing operations	$ 36,438	[1]													$ 2,199	[2]	$ (30,285)	[2]	$ 12,615	[2]
DISCONTINUED OPERATIONS	(341)		(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	36,097		(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)		55,960		14,375
Weighted average common shares outstanding	39,444					34,884									37,424		34,117		33,541
Effect of dilutive securities	191					2,774									167				3,226
Weighted average common shares, diluted	39,635					37,658						33,992			37,591		34,117		36,767
Basic Earnings (Loss) Per Share:
Income (loss) from continuing operations	$ 0.93		$ (0.43)	$ 0.16	$ 0.23	$ 0.13	$ (1.07)	$ 0.32	$ (0.16)	$ 0.01	$ 0.33	$ (0.14)	$ 0.51	$ 0.18	$ 0.06		$ (0.89)		$ 0.38
Income (loss) from discontinued operations	$ (0.01)		$ (0.16)	$ (0.01)	$ (0.06)	$ (0.16)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.76	$ (0.39)		$ 2.53		$ 0.05
Basic earnings (loss) per share	$ 0.92		$ (0.59)	$ 0.15	$ 0.17	$ (0.03)	$ (1.30)	$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94	$ (0.33)		$ 1.64		$ 0.43
Diluted Earnings (Loss) Per Share:
Income (loss) from continuing operations	$ 0.92		$ (0.43)	$ 0.16	$ 0.21	$ 0.12	$ (1.07)	$ 0.29	$ (0.16)	$ 0.01	$ 0.32	$ (0.14)	$ 0.51	$ 0.15	$ 0.06		$ (0.89)		$ 0.34
Income (loss) from discontinued operations	$ (0.01)		$ (0.16)	$ (0.01)	$ (0.06)	$ (0.14)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.37	$ (0.39)		$ 2.53		$ 0.05
Diluted earnings (loss) per share	$ 0.91		$ (0.59)	$ 0.15	$ 0.15	$ (0.02)	$ (1.30)	$ 0.28	$ 2.73	$ (0.10)	$ 0.13	$ 2.64	$ 0.30	$ 2.52	$ (0.33)		$ 1.64	[3]	$ 0.39	[3]
Operating Segments [Member]
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing operations	36,438			6,098	8,389	4,387		10,994	(5,468)	575	12,776	(4,893)	18,874	6,101	2,199		(30,285)		12,615
DISCONTINUED OPERATIONS	(341)			(347)	(2,164)	(5,427)		(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	$ 36,097			$ 5,751	$ 6,225	$ (1,040)		$ 10,604	$ 92,813	$ (3,152)	$ 5,185	$ 89,661	$ 10,936	$ 100,265	$ (12,211)		$ 55,960		$ 14,375

[1]	Net of net income attributable to noncontrolling interest.
[2]	Includes net income attributable to noncontrolling interest.
[3]	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.